Operating Leases - Schedule of Future Minimum Lease Payments Under Noncancelable Operating Leases (Details) $ in Millions	Sep. 30, 2018 USD ($)
Leases [Abstract]
Fiscal 2019	$ 132.1
Fiscal 2020	112.0
Fiscal 2021	87.9
Fiscal 2022	66.8
Fiscal 2023	51.6
Thereafter	165.4
Total future minimum lease payments	$ 615.8